Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Investments, at fair value:	$ 272,762,338	$ 227,484,637
Investments, at contract value:
Insurance company general account funds	16,146,987	26,333,968
Total investments	288,909,325	253,818,605
Receivables:
Notes receivable from participants	4,152,077	4,015,235
Employee contributions receivable	0	402,613
Employer contributions receivable	141,034	307,191
Total assets	293,202,436	258,543,644
Net assets available for benefits	293,202,436	258,543,644
Globe Life Inc. common stock
Investments, at fair value:
Investments, at fair value:	42,138,558	37,896,847
Mutual funds
Investments, at fair value:
Investments, at fair value:	226,400,010	188,543,065
Short-term investments
Investments, at fair value:
Investments, at fair value:	$ 4,223,770	$ 1,044,725